Note 33 - Related Parties - Key Management Personnel and Entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Key management salaries and bonuses		$ 2,476	$ 2,041	$ 2,033
Cash-settled share-based expense*	[1]	261	1,164	788
		$ 2,737	$ 3,205	$ 2,821

[1]	Amount inclusive of $43(2017: $311) classified as production costs.